FINANCING (Details) - Schedule of Convertible Notes (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Convertible notes:
Discount on convertible notes from derivative valuation	$ 0	$ 0	$ (20,568)
Notes payable, net of discount	2,611,512	2,383,015	1,918,617
Mortgage payable - Ruby Mine [Member]
FINANCING (Details) - Schedule of Convertible Notes [Line Items]
Mortgage payable – Ruby Mine	1,901,579	1,774,822	1,889,185
Unsecured convertible notes payable #1 [Member]
Convertible notes:
Unsecured convertible notes payable	275,000	275,000	25,000
Unsecured convertible notes payable #2 [Member]
Convertible notes:
Unsecured convertible notes payable		113,000	0
Unsecured convertible notes payable #3 [Member]
Convertible notes:
Unsecured convertible notes payable	446,097	260,000	0
Unsecured convertible notes payable #4 [Member]
Convertible notes:
Unsecured convertible notes payable	172.150	126,500	0
Unsecured convertible notes payable [Member]
Convertible notes:
Unsecured convertible notes payable		608,193	25,000
Discount on convertible notes from derivative valuation	(176,990)	(166,307)	0
Notes payable, net of discount	$ 716,257	$ 608,193